FORM 13F COVER PAGE


Report for Quarter Ended:  June 30, 2004
Institutional Investment Manager Filing this report:

Name:      Cook Michael W. Asset Management
Address:   5170 Sanderlin Avenue, Suite 200
	   Memphis, TN 38117

13F File Number:  28-3489

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf of reporting manager:

Name:      Andrew G. Taylor
Title:        President
Phone:      901-684-4112
Signature, Place, and Date of Signing:

	Andrew G. Taylor           Memphis, Tennessee              August 11, 2004
Report Type (Check only one.):

X 	13F HOLDINGS REPORT.

	13F NOTICE.

	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING
THIS REORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGCO Corp.                     COM              001084102    13074   641810 SH       SOLE                   641810
Affiliated Managers Grp        COM              008252108     8850   175695 SH       SOLE                   175695
America Service Group          COM              02364L109    11309   325437 SH       SOLE                   325437
Andrew Corp.                   COM              034425108    11740   586717 SH       SOLE                   586717
Atlantis Plastics Inc.         COM              049156102     6171   367300 SH       SOLE                   367300
Caraustar Industries Inc.      COM              140909102    10709   758975 SH       SOLE                   758975
Cascade Corp.                  COM              147195101    14663   469210 SH       SOLE                   469210
Columbia Sportswear            COM              198516106     9293   170135 SH       SOLE                   170135
Flowserve Corp.                COM              34354P105    11918   477865 SH       SOLE                   477865
Gainsco Inc.                   COM              363127101      464   662650 SH       SOLE                   662650
IDEX Corp.                     COM              45167R104     5123   149137 SH       SOLE                   149137
Lubrizol Corp.                 COM              549271104    10803   295005 SH       SOLE                   295005
Newfield Exploration           COM              651290108    11594   208010 SH       SOLE                   208010
Newport Corp.                  COM              651824104    10905   674414 SH       SOLE                   674414
OGE Energy Corp.               COM              670837103     9044   355090 SH       SOLE                   355090
Pier 1 Imports Inc.            COM              720279108     6565   371130 SH       SOLE                   371130
Polaris Industries Inc.        COM              731068102     9572   199425 SH       SOLE                   199425
Quanex Corp.                   COM              747620102    11027   226425 SH       SOLE                   226425
Smithfield Foods Inc.          COM              832248108    12905   438950 SH       SOLE                   438950
Sport-Haley Inc.               COM              848925103     1154   230887 SH       SOLE                   230887
Tractor Supply Co.             COM              892356106     7254   173455 SH       SOLE                   173455
Trinity Industries Inc.        COM              896522109    12656   398125 SH       SOLE                   398125
URS Corporation                COM              903236107    13593   496100 SH       SOLE                   496100
Washington Federal Inc.        COM              938824109    10908   454492 SH       SOLE                   454492
Andrew Corp Pfd. A Conv.       PFD              034425207      490     1975 SH       SOLE                     1975